Share-based compensation - SOP III Awards Other Information (Details) - SOP III - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Total compensation cost related to non-vested share-based compensation awards not yet recognized	$ 22,842
RSUs
Outstanding
Quantity of outstanding instruments	240,638	474,220
Intrinsic value	$ 9,854
The weighted-average remaining contractual term, days	81 days
Vested and exercisable
Exercised during the period	322,942
Intrinsic value of awards exercised	$ 11,837	$ 11,052
SARs
Outstanding
Quantity of outstanding instruments	181,884	351,323
Intrinsic value	$ 661
The weighted-average remaining contractual term, days	96 days
Vested and exercisable
Number of instruments	106,426
Intrinsic value	$ 2,226
Exercised during the period	84,166
Intrinsic value of awards exercised	$ 1,476	$ 680
PSAs
Outstanding
Quantity of outstanding instruments	696,264
Intrinsic value	$ 5,527
The weighted-average remaining contractual term, days	91 days
Vested and exercisable
Number of instruments	260,250
Intrinsic value	$ 1,172
Intrinsic value of awards exercised	$ 5,073	$ 4,746
Restricted Stock Units (RSUs)
Vested and exercisable
Number of instruments	0
Intrinsic value	$ 0